Note 6 - Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]
	Statement of Financial	December 31,2023		December 31, 2022
	Condition Location	Notional Amount	Fair Value	Notional Amount	Fair Value
Derivative Assets:
Interest rate swaps	Other Assets	$66,600	$865	$-	$-

Derivative Instruments, Gain (Loss) [Table Text Block]
		Amount of Gain (Loss) Recognized in Income
	Income Statement	Twelve Months Ended December 31,
	Location	2023	2022
Derivative assets:
Interest rate swaps - investment securities	Interest Income	$286	$-
Derivative assets - hedged items:
Interest rate swaps - investment securities	Interest Income	$(286)	$-